[LETTERHEAD]

February 29,  2008

Mr. H. Christopher Owings
Assistant Director
U.S. Securities and
Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:         Forever Valuable Collectibles, Inc. (the Company)
Form S-1 Registration Statement, Amendment No. 1
File Number: 333-148935

Dear Mr. Owings;

This is in response to your February 21, 2008 comment to the Company. The paragraph numbers in this letter correspond to those in your comment letter.

General

1. Your comment has been noted. The Company will comply.

Summary, page 3

2. Your comment has been noted. The Company has made the required additional disclosure.

Proposed Business, page 17

Business, page 17

3. The Company has provided additional disclosure.

Certain Relationships and Related Transactions, page 20.

       4. The Company has provided additional disclosure.

Description of Securities page 24
5. The Company has deleted the relevant language.

Undertakings, page II-2

6. The Company has provided additional disclosure.

The Company has noted the comments by the Staff in the closing section. If you have any additional questions, do not hesitate to contact the undersigned at (303)793-0304. For accounting comments, please contact Mr. Sam Cordovano at (303) 329-0220.

DAVID WAGNER & ASSOCIATES, P.C.

/s/ David J. Wagner
     David J. Wagner